Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 - Related Party Transactions

Sale and Leaseback. On May 26, 2021, the Company entered into a Purchase and Sale Agreement with OK Biltong Facility, LLC (“Buyer”), an entity controlled by a member of the Company’s board of directors, pursuant to which the parties consummated a sale and leaseback transaction (the “Sale and Leaseback Transaction”) of the Company’s manufacturing facility and the surrounding property in Madill, Oklahoma (the “Real Property”) for a total purchase price of $7,500 thousand.

In connection with the consummation of the Sale and Leaseback Transaction, the Company entered into a lease agreement (the “Lease Agreement”) with Buyer pursuant to which the Company leased back the Real Property from Buyer for an initial term of twelve (12) years unless earlier terminated or extended in accordance with the terms of the Lease Agreement. Under the Lease Agreement, the Company’s financial obligations include base rent of approximately $60,000 per month, which rent will increase on an annual basis at two percent (2%) over the initial term and two-and-a-half percent (2.5%) during any extension term. The Company is also responsible for all monthly expenses related to the leased facility, including insurance premiums, taxes and other expenses, such as utilities. Under the Lease Agreement, the Company has three (3) options to extend the term of the lease by five (5) years for each such option and a one-time right and option to purchase the Real Property at a price that escalates over time and, if Buyer decides to sell the Real Property, the Company has a right of first refusal to purchase the Real Property on the same terms offered to any third party.

Management determined that the sale and leaseback transaction contained continuing involvement and thus used the financing method consistent with ASC 842. The transfer did not qualify as a sale, hence it is considered a “failed” sale and both parties account for it as a financing transaction. Accordingly, a financing obligation related to the operating lease in the amount of the sale price ($7,500 thousand) has been booked and the corresponding assets on the balance sheet are maintained. Under the finance method, rental payments are applied as amortization and/or interest expense on the financing obligation as appropriate using an assumed interest rate. The Company is accounting for these as interest only payments because the Company’s incremental cost to borrow when applied to the financing obligation is greater than the rental payments under the Lease Agreement. The Company recognized interest expense of $179,993 during the three months ended March 31, 2022.

Other. During the three months ended March 31, 2022, the Company purchased approximately $133,800 in goods from an entity controlled by a member of the Company’s Board of Directors (the “Related Party Manufacturer”). There was no balance due to the Related Party Manufacturer at March 31, 2022.

Note 15 - Related Party Transactions

Loan Agreements. In addition to the related party notes payable outlined in Note 10, the Company entered into agreements with certain members and officers of the Company, including Convertible Notes, in the aggregate principal amount of $1,650,000 (“Related Party Convertible Notes”) and offsetting note receivable agreements in the aggregate principal amount of $1,650,000. The note receivables of $1,650,000 and the accrued interest of $50,869 were forgiven in connection with the Business Combination on July 20, 2021. The forgiveness of these note receivables resulted in non-cash compensation expense of $1,700,869 in the year ended December 31, 2021. The Related Party Convertible Notes were converted into Series 3 units of the Seller on the same terms as the Convertible Notes.

Interest expense on the Related Party Convertible Notes totaled $54,518 for the year ended December 31, 2021.

Sale and Leaseback. On May 26, 2021, the Company entered into a Purchase and Sale Agreement with OK Biltong Facility, LLC (“Buyer”), an entity controlled by a member of the Company’s board of directors, pursuant to which the parties consummated a sale and leaseback transaction (the “Sale and Leaseback Transaction”) of the Company’s manufacturing facility and the surrounding property in Madill, Oklahoma (the “Real Property”) for a total purchase price of $7,500 thousand.

In connection with the consummation of the Sale and Leaseback Transaction, the Company entered into a lease agreement (the “Lease Agreement”) with Buyer pursuant to which the Company leased back the Real Property from Buyer for an initial term of twelve (12) years unless earlier terminated or extended in accordance with the terms of the Lease Agreement. Under the Lease Agreement, the Company’s financial obligations include base rent of approximately $60,000 per month, which rent will increase on an annual basis at two percent (2%) over the initial term and two-and-a-half percent (2.5%) during any extension term. The Company is also responsible for all monthly expenses related to the leased facility, including insurance premiums, taxes and other expenses, such as utilities. Under the Lease Agreement, the Company has three (3) options to extend the term of the lease by five (5) years for each such option and a one-time right and option to purchase the Real Property at a price that escalates over time and, if Buyer decides to sell the Real Property, the Company has a right of first refusal to purchase the Real Property on the same terms offered to any third party.

Management determined that the sale and leaseback transaction contained continuing involvement and thus used the financing method consistent with ASC 842. The transfer did not qualify as a sale, hence it is considered a “failed” sale and both parties account for it as a financing transaction. Accordingly, a financing obligation related to the operating lease in the amount of the sale price ($7,500 thousand) has been booked and the corresponding assets on the balance sheet are maintained. Under the finance method, rental payments are applied as amortization and/or interest expense on the financing obligation as appropriate using an assumed interest rate. The Company is accounting for these as interest only payments because the Company’s incremental cost to borrow when applied to the financing obligation is greater than the rental payments under the Lease Agreement. The Company recognized interest expense of $417,983 during the year ended December 31, 2021.

Other. During the year ended December 31, 2021, the Company purchased approximately $258,401 in goods from an entity controlled by a member of the Company’s Board of Directors (the “Related Party Manufacturer”). The balance owed to the Related Party Manufacturer at December 31, 2021 was $70,482. The Company did not purchase goods from the Related Party Manufacturer in prior periods.